Mineral Property Interests	12 Months Ended
Dec. 31, 2018
Mineral Property Interests
Mineral Property Interests

	Canada						USA
	British Columbia				Nunavut		Nevada
	New Polaris	Windfall Hills	FG Gold	Princeton	Hard Cash	Nigel	Fondaway Canyon	Corral Canyon	Other	Total
	(Note 9(a)(i))	(Note 9(a)(ii))	(Note 9(a)(iii))	(Note 9(a)(iv))	(Note 9(a)(v))	(Note 9(a)(v))	(Notes 7(b) and 9(b)(i))	(Note 9(b)(ii))	(Note 9(c))

Acquisition Costs:

Balance, December 31, 2016	$3,858	$349	$19	$-	$-	$-	$-	$-	$-	$4,226
Acquisition of subsidiary	-	-	-	-	-	-	2,183	-	-	2,183
Additions, net of recoveries	6	-	28	-	-	-	44	-	-	78
Foreign currency translation adjustment	11	25	1	-	-	-	(54)	-	-	(17)
Write off	-	-	(48)	-	-	-	-	-	-	(48)
Balance, December 31, 2017	3,875	374	-	-	-	-	2,173	-	-	6,422
Additions, net of recoveries	6	-	-	-	9	2	12	23	10	62
Foreign currency translation adjustment	7	(30)	-	-	-	-	(175)	-	-	(198)
Balance, December 31, 2018	$3,888	$344	$-	$-	$9	$2	$2,010	$23	$10	$6,286

Deferred Exploration Expenditures:

Balance, December 31, 2016	$5,817	$447	$6	$-	$-	$-	$-	$-	$-	$6,270
Additions, net of recoveries	27	44	14	-	-	-	1,090	-	-	1,175
Foreign currency translation adjustment	587	31	1	-	-	-	-	-	-	619
Write off	-	-	(21)	-	-	-	-	-	-	(21)
Balance, December 31, 2017	6,431	522	-	-	-	-	1,090	-	-	8,043
Additions, net of recoveries	88	150	-	69	120	-	351	1	-	779
Foreign currency translation adjustment	(741)	(42)	-	-	-	-	(88)	-	-	(871)
Balance, December 31, 2018	$5,778	$630	$-	$69	$120	$-	$1,353	$1	$-	$7,951

Mineral property interests:
Balance, December 31, 2017	$10,306	$896	$-	$-	$-	$-	$3,263	$-	$-	$14,465
Balance, December 31, 2018	9,666	974	-	69	129	2	3,363	24	10	14,237

(a)	Canada:

(i)	New Polaris (British Columbia):

The New Polaris property, which is located in the Atlin Mining Division, British Columbia, is 100% owned by the Company subject to a 15% net profit interest which may be reduced to a 10% net profit interest within one year of commercial production by issuing 150,000 common shares to Rembrandt Gold Mines Ltd. Acquisition costs at December 31, 2018 include a reclamation bond for $184,000 (2017 - $200,000).

(ii)	Windfall Hills (British Columbia):

In April 2013, the Company entered into a property purchase agreement with Atna Resources Ltd. (“Atna”) whereby the Company acquired a 100% undivided interest in the Uduk Lake properties by the issuance of 1,500,000 common shares at a fair value of CAD$0.10 per share, honouring a pre-existing 1.5% NSR production royalty that can be purchased for CAD$1 million, and granting Atna a 3% NSR production royalty.

In April 2013, the Company entered into a property purchase agreement whereby the Company acquired a 100% undivided interest in the Dunn properties by the issuance of 500,000 common shares at a fair value of CAD$0.10 per share and granting the vendor a 2% NSR royalty which can be reduced to 1% NSR royalty for $500,000.

(iii)	FG Gold (British Columbia):

On August 24, 2016, the Company entered into a property option agreement with Eureka Resources, Inc., (“Eureka”) which closed on October 12, 2016. In consideration for the grant of the property option agreement, the Company issued 250,000 common shares at a value of CAD$0.10 per share to Eureka, and subscribed to Eureka’s private placement for 750,000 units at a price of CAD$0.14 per unit for a total of CAD$105,000; each unit was comprised of one common share of Eureka and one-half of one common share purchase warrant with an exercise price of CAD$0.20 and expiry date of September 9, 2018. The Company can earn up to a 75% interest in the FG gold property in two stages.

In the first stage, the Company can earn an initial 51% interest over three years by:

-	incurring CAD$1.5 million in exploration expenditures with an annual minimum of CAD$500,000;

-	issuing 750,000 common shares in three annual tranches of 250,000 shares; and

-	paying 50% of the annual BC mineral exploration tax credits (“BC METC”) claimed by the Company to Eureka to an aggregate maximum exploration expenditure of CAD$1.5 million.

(iii)	FG Gold (British Columbia): (continued)

In the second stage, the Company can earn an additional 24% interest for a total interest of 75% over the following two years by:

-	incurring CAD$1.5 million in exploration expenditures;

-	issuing 1.5 million common shares in two annual tranches of 750,000 shares; and

-	paying the greater of: (i) CAD$75,000 and (ii) 50% of the annual BC METC claimed by the Company to Eureka to an aggregate maximum exploration expenditure of CAD$1.5 million.

If the Company failed to satisfy the consideration necessary to exercise the second stage, then a joint venture would be deemed to have formed with the Company having a 51% interest and Eureka with a 49% interest.

In 2017, the Company terminated the property option agreement with Eureka and wrote off the FG Gold project.

(iv)	Princeton (British Columbia):

In December 2018, the Company entered into a property option agreement jointly with Tasca Resources Ltd. (“Tasca”) and an individual whereby the Company has an option to earn a 80% interest in the Princeton property by incurring exploration expenditures of CAD$900,000 over a two year period and granting a 1% NSR to Tasca which can be acquired for CAD$1 million and honoring a 2% NSR to the individual of which 1% NSR can be acquired for CAD$1 million.

(v)	Hard Cash and Nigel (Nunavut):

In November 2018, the Company entered into a property option agreement with Silver Range Resources Ltd. (“Silver Range”) whereby the Company has an option to earn a 100% undivided interests in the Hard Cash and Nigel properties by paying CAD$150,000 in cash and issuing 1.5 million common shares to Silver Range over a four year period. Silver Range retains a 2% NSR of which a 1% NSR can be acquired for CAD$1 million. Silver Range shall also be entitled to receive $1 per Au oz of measured and indicated resource estimate and $1 per Au oz of proven or probable reserve estimate, payable in either cash or common shares of the Company at the Company’s election.

(vi)	Eskay Creek property (British Columbia):

In December 2017, the Company signed an agreement with Barrick Gold Inc (“Barrick”) and Skeena Resources Ltd. (“Skeena”) involving the Company’s 33.3% carried interest in certain mining claims adjacent to the past-producing Eskay Creek Gold mine located in northwest British Columbia, whereby the Company will retain its 33.33% carried interest. The Company and Barrick have respectively 33.33% and 66.67% interests in 6 claims and mining leases totaling 2323 hectares at Eskay Creek. Pursuant to an option agreement between Skeena and Barrick, Skeena has the right to earn Barrick’s 66.67% interest in the property. The Company wrote off the property in 2005.

(b)	United States:

(i)	Fondaway Canyon (Nevada):

On March 20, 2017, the Company closed the Membership Agreement with AMI whereby the Company acquired 100% legal and beneficial interests in mineral properties located in Nevada, Idaho and Utah (USA) for a total purchase price of $2.2 million (Note 7(b)). Certain of the mineral properties are subject to royalties.

(ii)	Corral Canyon (Nevada):

In 2018, the Company staked 92 mining claims covering 742 hectares in Nevada, USA.

(iii)	Silver King (Nevada):

In October 2018, the Company entered into a property option agreement for its Silver King property with Brownstone Ventures (US) Inc. (“Brownstone”) whereby Brownstone has an option to earn a 100% undivided interest by paying $240,000 in cash over a 10 year period with early option exercise payment of $120,000. The Company will retain a 2% NSR of which a 1% NSR can be acquired by Brownstone for $1 million.

(c)	Other:

In December 2018, the Company entered into a Memorandum of Understanding for an exploration and development project in South America whereby the Company paid $10,000 in 2018 and another $10,000 is payable as a success fee to close on an acceptable agreement for such project.

(d)	Expenditure options:

As at December 31, 2018, to maintain the Company’s interest and/or to fully exercise the options under various property agreements covering its properties, the Company must make payments as follows:

	Cash	Exploration	Cash	Annual	Number of
	Payments	Expenditures	Payments	Payments	Shares
	(CADS$000)	(CADS$000)	(US$000)	(US$000)

New Polaris (Note 9(a)(i)):
Net profit interest reduction or buydown	$-	$-	$-	$-	150,000

Fondaway Canyon (Notes 7(b) and 9(b)(i)):
Advance royalty payment for buyout of 3% net smelter return (1)	-	-	-	35	-
Buyout provision for net smelter return of 2% (2)	-	-	2,000	-	-

Windfall Hills (Note 9(a)(ii)):
Buyout provision for net smelter return of 1.5%	1,000	-	-	-	-
Reduction of net smelter return of 2% to 1%	-	-	500	-	-

Princeton (Note 9(a)(iv)):
On or before:
January 31, 2019 (expended)	-	1	-	-	-
December 31, 2019	-	340	-	-	-
December 31, 2020	-	460	-	-	-
Buyout provision for net smelter return of 1%	1,000	-	-	-	-
Reduction of net smelter return of 2% to 1%	1,000	-	-	-	-

Hard Cash and Nigel (Note 9(a)(v)):
On or before:
November 23, 2019	20	-	-	-	200,000
November 23, 2020	30	-	-	-	300,000
November 23, 2021	40	-	-	-	400,000
November 23, 2022	50	-	-	-	500,000
Reduction of net smelter return of 2% to 1%	1,000	-	-	-	-

Other (Note 9(c)):
Success fee	-	-	10	-	-

	$4,140	$801	$2,510	$35	1,550,000

(1)	Advance royalty payments of $355,000 remain payable as at December 31, 2018 with annual payments of $35,000.

(2)	The 2% NSR has a buyout provision of either $2 million in cash or 19.99% interest of a public entity which owns AIM if AIM were to close an initial public offering of at least $5 million.

These amounts may be reduced in the future as the Company determines which mineral property interests to continue to explore and which to abandon.

(e)	Title to mineral property interests:

The Company has diligently investigated rights of ownership of all of its mineral property interests/concessions and, to the best of its knowledge, all agreements relating to such ownership rights are in good standing. However, all properties and concessions may be subject to prior claims, agreements or transfers, and rights of ownership may be affected by undetected defects.

(f)	Realization of assets:

The Company’s investment in and expenditures on its mineral property interests comprise a significant portion of the Company’s assets. Realization of the Company’s investment in these assets is dependent on establishing legal ownership of the mineral properties, on the attainment of successful commercial production or from the proceeds of their disposal. The recoverability of the amounts shown for mineral property interests is dependent upon the existence of reserves, the ability of the Company to obtain necessary financing to complete the development of the properties, and upon future profitable production or proceeds from the disposition thereof.

(g)	Environmental:

Environmental legislation is becoming increasingly stringent and costs and expenses of regulatory compliance are increasing. The impact of new and future environmental legislation of the Company’s operation may cause additional expenses and restrictions.

If the restrictions adversely affect the scope of exploration and development on the mineral properties, the potential for production on the property may be diminished or negated.

The Company is subject to the laws and regulations relating to environmental matters in all jurisdictions in which it operates, including provisions relating to property reclamation, discharge of hazardous materials and other matters. The Company may also be held liable should environmental problems be discovered that were caused by former owners and operators of its current properties and former properties in which it has previously had an interest. The Company is not aware of any existing environmental problems related to any of its current or former mineral property interests that may result in material liability to the Company.